Subsequent Events (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Subsequent Events 1		78,750
Subsequent Events 2		$ 4.80
Subsequent Events 3		37,500
Subsequent Events 4		$ 4.48
Subsequent Events 5		41,250
Subsequent Events 1	380,457
Subsequent Events 2	$ 4.00
Subsequent Events 3	$ 1,521,777
Subsequent Events 4	299,899
Subsequent Events 5	$ 4.40
Subsequent Events 6	25.00%
Subsequent Events 7	75.00%
Subsequent Events 8	62,500
Subsequent Events 9	$ 5.11